Lease - Schedule of Movement of Impairment of Operating Lease Right-of-Use Assets (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Movement of Impairment of Operating Lease Right of Use Assets [Abstract]
Balance at the beginning of the year	$ 624,314	¥ 4,236,029	¥ 3,818,363
Accrual	55,560	376,982	2,039,099
Write off			(2,259,890)
Balance at the end of the year	$ 679,874	¥ 4,613,011	¥ 3,597,572